Pledged Assets and Collateral (Amounts Pledged as Collateral for Borrowings and for Other Purposes) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2020	Mar. 31, 2019
Financial Instruments Owned and Pledged as Collateral [Line Items]
Interest-bearing deposits in other banks	¥ 69	¥ 68
Trading account assets	5,705	4,137
Investments	4,155	6,076
Loans	3,887	4,055
Other assets	2,786	1,886
Total	¥ 16,602	¥ 16,222